VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Jul. 31, 2016
Valuation and Qualifying Accounts [Abstract]
VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II

J.W. MAYS, INC.
VALUATION AND QUALIFYING ACCOUNTS

	Year Ended July 31,
	2016	2015	2014
Allowance for net unrealized gains (losses) on marketable securities:
Balance, beginning of year	$297,031	$236,412	$333,633
Additions (deletions)	103,510	60,619	(97,221)
Balance, end of year	$400,541	$297,031	$236,412